Supplementary Financial Statements Information - Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	$ 424,539	$ 710,007
Matrix IT and its subsidiaries [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	210,459	182,340
Sapiens and its subsidiaries [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest		357,954
Magic Software and its subsidiaries [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	168,020	167,286
Other [Member]
Schedule of Non-Controlling Interest in Material Partially-Owned Subsidiaries [Line Items]
Non-controlling interest	$ 46,060	$ 2,427